Risk management - Sensitivity analysis (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Netherlands
Market Risk [Line Items]
Value at risk	€ 251	€ 310
Netherlands | Upside scenario
Market Risk [Line Items]
Un-weighted ECL	€ 171	€ 214
Probability weighting	20.00%	20.00%
Netherlands | Upside scenario | Real GDP
Market Risk [Line Items]
2024	100.00%	130.00%
2025	320.00%	330.00%
2026	310.00%	280.00%
Netherlands | Upside scenario | Unemployment
Market Risk [Line Items]
2024	380.00%	370.00%
2025	340.00%	330.00%
2026	330.00%	330.00%
Netherlands | Upside scenario | HPI
Market Risk [Line Items]
2024	900.00%	1040.00%
2025	1880.00%	1120.00%
2026	580.00%	400.00%
Netherlands | Baseline scenario
Market Risk [Line Items]
Un-weighted ECL	€ 231	€ 282
Probability weighting	60.00%	60.00%
Netherlands | Baseline scenario | Real GDP
Market Risk [Line Items]
2024	60.00%	80.00%
2025	150.00%	160.00%
2026	160.00%	150.00%
Netherlands | Baseline scenario | Unemployment
Market Risk [Line Items]
2024	400.00%	410.00%
2025	410.00%	430.00%
2026	430.00%	450.00%
Netherlands | Baseline scenario | HPI
Market Risk [Line Items]
2024	620.00%	90.00%
2025	530.00%	300.00%
2026	370.00%	390.00%
Netherlands | Downside scenario
Market Risk [Line Items]
Un-weighted ECL	€ 393	€ 487
Probability weighting	20.00%	20.00%
Netherlands | Downside scenario | Real GDP
Market Risk [Line Items]
2024	0.00%	(170.00%)
2025	(120.00%)	(120.00%)
2026	(60.00%)	10.00%
Netherlands | Downside scenario | Unemployment
Market Risk [Line Items]
2024	500.00%	590.00%
2025	660.00%	720.00%
2026	770.00%	810.00%
Netherlands | Downside scenario | HPI
Market Risk [Line Items]
2024	260.00%	(1090.00%)
2025	(1110.00%)	(740.00%)
2026	80.00%	370.00%
Germany
Market Risk [Line Items]
Value at risk	€ 543	€ 525
Germany | Upside scenario
Market Risk [Line Items]
Un-weighted ECL	€ 494	€ 472
Probability weighting	20.00%	20.00%
Germany | Upside scenario | Real GDP
Market Risk [Line Items]
2024	70.00%	140.00%
2025	320.00%	310.00%
2026	240.00%	160.00%
Germany | Upside scenario | Unemployment
Market Risk [Line Items]
2024	280.00%	260.00%
2025	240.00%	200.00%
2026	190.00%	170.00%
Germany | Upside scenario | HPI
Market Risk [Line Items]
2024	70.00%	90.00%
2025	640.00%	660.00%
2026	790.00%	800.00%
Germany | Baseline scenario
Market Risk [Line Items]
Un-weighted ECL	€ 533	€ 513
Probability weighting	60.00%	60.00%
Germany | Baseline scenario | Real GDP
Market Risk [Line Items]
2024	20.00%	50.00%
2025	110.00%	130.00%
2026	130.00%	120.00%
Germany | Baseline scenario | Unemployment
Market Risk [Line Items]
2024	310.00%	300.00%
2025	300.00%	300.00%
2026	290.00%	300.00%
Germany | Baseline scenario | HPI
Market Risk [Line Items]
2024	(40.00%)	(140.00%)
2025	300.00%	340.00%
2026	450.00%	450.00%
Germany | Downside scenario
Market Risk [Line Items]
Un-weighted ECL	€ 626	€ 615
Probability weighting	20.00%	20.00%
Germany | Downside scenario | Real GDP
Market Risk [Line Items]
2024	(50.00%)	(240.00%)
2025	(200.00%)	(140.00%)
2026	(60.00%)	30.00%
Germany | Downside scenario | Unemployment
Market Risk [Line Items]
2024	380.00%	450.00%
2025	500.00%	520.00%
2026	550.00%	550.00%
Germany | Downside scenario | HPI
Market Risk [Line Items]
2024	(180.00%)	(600.00%)
2025	(190.00%)	(80.00%)
2026	70.00%	40.00%
Belgium
Market Risk [Line Items]
Value at risk	€ 599	€ 619
Belgium | Upside scenario
Market Risk [Line Items]
Un-weighted ECL	€ 549	€ 568
Probability weighting	20.00%	20.00%
Belgium | Upside scenario | Real GDP
Market Risk [Line Items]
2024	150.00%	150.00%
2025	280.00%	270.00%
2026	240.00%	230.00%
Belgium | Upside scenario | Unemployment
Market Risk [Line Items]
2024	500.00%	530.00%
2025	480.00%	500.00%
2026	470.00%	490.00%
Belgium | Upside scenario | HPI
Market Risk [Line Items]
2024	400.00%	130.00%
2025	470.00%	560.00%
2026	450.00%	450.00%
Belgium | Baseline scenario
Market Risk [Line Items]
Un-weighted ECL	€ 588	€ 604
Probability weighting	60.00%	60.00%
Belgium | Baseline scenario | Real GDP
Market Risk [Line Items]
2024	120.00%	90.00%
2025	150.00%	150.00%
2026	170.00%	180.00%
Belgium | Baseline scenario | Unemployment
Market Risk [Line Items]
2024	560.00%	560.00%
2025	550.00%	550.00%
2026	540.00%	540.00%
Belgium | Baseline scenario | HPI
Market Risk [Line Items]
2024	350.00%	40.00%
2025	390.00%	520.00%
2026	400.00%	390.00%
Belgium | Downside scenario
Market Risk [Line Items]
Un-weighted ECL	€ 683	€ 713
Probability weighting	20.00%	20.00%
Belgium | Downside scenario | Real GDP
Market Risk [Line Items]
2024	60.00%	(130.00%)
2025	(80.00%)	(20.00%)
2026	60.00%	120.00%
Belgium | Downside scenario | Unemployment
Market Risk [Line Items]
2024	640.00%	730.00%
2025	740.00%	800.00%
2026	770.00%	790.00%
Belgium | Downside scenario | HPI
Market Risk [Line Items]
2024	240.00%	(220.00%)
2025	190.00%	390.00%
2026	260.00%	260.00%
United States
Market Risk [Line Items]
Value at risk	€ 90	€ 165
United States | Upside scenario
Market Risk [Line Items]
Un-weighted ECL	€ 50	€ 102
Probability weighting	20.00%	20.00%
United States | Upside scenario | Real GDP
Market Risk [Line Items]
2024	270.00%	180.00%
2025	320.00%	320.00%
2026	350.00%	340.00%
United States | Upside scenario | Unemployment
Market Risk [Line Items]
2024	380.00%	410.00%
2025	290.00%	330.00%
2026	230.00%	310.00%
United States | Upside scenario | HPI
Market Risk [Line Items]
2024	520.00%	60.00%
2025	600.00%	870.00%
2026	820.00%	870.00%
United States | Baseline scenario
Market Risk [Line Items]
Un-weighted ECL	€ 78	€ 144
Probability weighting	60.00%	60.00%
United States | Baseline scenario | Real GDP
Market Risk [Line Items]
2024	240.00%	90.00%
2025	170.00%	190.00%
2026	210.00%	210.00%
United States | Baseline scenario | Unemployment
Market Risk [Line Items]
2024	410.00%	450.00%
2025	410.00%	450.00%
2026	410.00%	440.00%
United States | Baseline scenario | HPI
Market Risk [Line Items]
2024	500.00%	(70.00%)
2025	280.00%	350.00%
2026	260.00%	330.00%
United States | Downside scenario
Market Risk [Line Items]
Un-weighted ECL	€ 169	€ 292
Probability weighting	20.00%	20.00%
United States | Downside scenario | Real GDP
Market Risk [Line Items]
2024	170.00%	(130.00%)
2025	(140.00%)	(140.00%)
2026	(60.00%)	(10.00%)
United States | Downside scenario | Unemployment
Market Risk [Line Items]
2024	490.00%	660.00%
2025	680.00%	820.00%
2026	780.00%	880.00%
United States | Downside scenario | HPI
Market Risk [Line Items]
2024	380.00%	(420.00%)
2025	(280.00%)	(270.00%)
2026	(390.00%)	(300.00%)